Commitments and contingencies - Narrative (Details)		1 Months Ended			12 Months Ended
	Jun. 09, 2022 USD ($)	Mar. 31, 2022 USD ($)	Oct. 31, 2013 USD ($)	Jul. 31, 2011 USD ($) claim	Dec. 31, 2022 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2006 USD ($)	Jun. 30, 2023 USD ($) helicopter aircraft engine	Feb. 23, 2022 engine aircraft	Dec. 31, 1992 engine aircraft
Loss Contingencies [Line Items]
Loss contingency, insurance coverage claimable by entity		$ 3,500,000,000			$ 3,500,000,000
Russian Operator Reinsurance Claims
Loss Contingencies [Line Items]
Gain contingency, unrecorded amount								$ 4,100,000,000
Russia
Loss Contingencies [Line Items]
Number of aircraft on lease | aircraft									135
Number of engines on lease | engine									14
AIG Europe S.A. English Court
Loss Contingencies [Line Items]
Loss contingency, insurance coverage claimable by entity	$ 3,500,000,000
Lloyds Insurance Company S.A. English Court
Loss Contingencies [Line Items]
Loss contingency, insurance coverage claimable by entity	$ 1,200,000,000
VASP Litigation | VASP litigation English court
Loss Contingencies [Line Items]
Damages awarded							$ 40,000,000
Claim award for loss of profit plus accrued interest						$ 40,000,000
VASP Litigation | VASP litigation Irish court
Loss Contingencies [Line Items]
Damages awarded							$ 36,900,000
Claim award for loss of profit plus accrued interest						$ 24,000,000
VASP Litigation | Aircraft
Loss Contingencies [Line Items]
Number of leased assets | aircraft										13
Number of leases that company incurred obligations due to another company's default | aircraft										13
VASP Litigation | Engines
Loss Contingencies [Line Items]
Number of leased assets | engine										3
Number of leases that company incurred obligations due to another company's default | aircraft										3
Transbrasil Litigation
Loss Contingencies [Line Items]
Number of actions | claim				3
Aggregate amount due from AerCap				$ 210,000,000
Damages suffered			$ 0
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Number of aircraft forward orders | aircraft								399
Unrecorded unconditional purchase obligation, Number of engines | engine								11
Unrecorded unconditional purchase obligation, Number of helicopters | helicopter								16